INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 356.0	$ 418.0	$ 435.3
Increase related to tax positions taken in the current year	1.6	65.4	63.8
Increase related to tax positions taken in prior years	35.1	4.6	6.4
Decrease related to tax position taken in prior years	(0.4)	(70.0)	(71.0)
Decrease related to settlements with taxing authorities	(8.3)	(17.5)	(9.8)
Decrease related to lapse of statute of limitations	(7.8)	(44.5)	(6.7)
Ending balance	$ 376.2	$ 356.0	$ 418.0